PROMISSORY NOTE AND CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
PROMISSORY NOTE AND CONVERTIBLE PROMISSORY NOTES

5. PROMISSORY NOTE AND CONVERTIBLE PROMISSORY NOTES

Convertible Notes

As of December 31, 2024 and 2023, the Company has outstanding Convertible Promissory Notes to various holders in an aggregate amount of $2,014,617 and $2,005,267, respectively. In aggregate, as of December 31, 2024 the principal amount includes an original issue discount (an “OID”) of 10%. All notes are due to mature 18 months from their respective effective date and mature beginning on May 25, 2021 through August 11, 2022. As of December 31, 2024, the outstanding Convertible Promissory Notes were in default.

During the years ended December 31, 2024 and 2023, the Company issued 0, shares of common stock upon conversion of the Notes and accrued interest.

The following table summarizes the Notes activity during the years ended December 31, 2024 and 2023:

As of
December 31,2024
Convertible promissory notes, balance at December 31, 2022	1,569,770
Issuances	-
Conversions	-
Debt discount	-
Amortization of debt discount	435,497
Convertible promissory notes, balance at December 31, 2023	2,005,267
Issuances	-
Conversions	-
Debt discount (reversal)	-
Amortization of debt discount	9,350
Convertible promissory notes, balance at December 31, 2024	2,014,617

Promissory Note

As of December 31, 2024 and 2023, the Company recorded amortization of debt discount totaling $9,350 and $435,497, respectively, which is included in interest expense on the consolidated statement of operations.